Investments in affiliates and joint ventures - Balance Sheets (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 69,144	$ 16,601
Total assets	979,513	869,278
Liabilities
Current liabilities	192,303	161,034
Total liabilities	673,594	590,815
Investments in affiliates and joint ventures	75,637	55,974
Nuna
Assets
Cash	6,559	13,992
Other current assets	82,147	32,363
Non-current assets	18,422	24,092
Total assets	107,128	70,447
Liabilities
Current liabilities	40,382	15,819
Non-current liabilities	12,942	9,586
Total liabilities	53,324	25,405
Investments in affiliates and joint ventures	53,804	45,042
MNALP
Assets
Cash	1,467	2,758
Other current assets	41,820	20,032
Non-current assets	27,428	10,966
Total assets	70,715	33,756
Liabilities
Current liabilities	43,381	22,059
Non-current liabilities	22,195	7,356
Total liabilities	65,576	29,415
Investments in affiliates and joint ventures	5,139	4,341
Fargo
Assets
Cash	81,326	38,688
Other current assets	1,776	0
Non-current assets	93,007	285
Total assets	176,109	38,973
Liabilities
Current liabilities	78,457	38,573
Non-current liabilities	89,907	0
Total liabilities	168,364	38,573
Investments in affiliates and joint ventures	7,745	400
Other entities
Assets
Cash	800	734
Other current assets	3,495	3,758
Non-current assets	12,510	7,618
Total assets	16,805	12,110
Liabilities
Current liabilities	1,529	986
Non-current liabilities	6,327	4,933
Total liabilities	7,856	5,919
Investments in affiliates and joint ventures	8,949	6,191
Total
Assets
Cash	90,152	56,172
Other current assets	129,238	56,153
Non-current assets	151,367	42,961
Total assets	370,757	155,286
Liabilities
Current liabilities	163,749	77,437
Non-current liabilities	131,371	21,875
Total liabilities	295,120	99,312
Investments in affiliates and joint ventures	$ 75,637	$ 55,974